Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2016	2017
Lubricants	788,426	1,526,221
Victualing	140,716	118,988
Bunkers	362,137	-
Total	1,291,279	1,645,209